Performance B.4.1. Share-based compensation - Cost of share based compensation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Cost of share based compensation	$ (21)	$ (22)	$ (14)
2014 incentive plans
Disclosure of terms and conditions of share-based payment arrangement [line items]
Cost of share based compensation	0	0	(1)
2015 incentive plans
Disclosure of terms and conditions of share-based payment arrangement [line items]
Cost of share based compensation	0	(3)	(3)
2016 incentive plans
Disclosure of terms and conditions of share-based payment arrangement [line items]
Cost of share based compensation	(4)	(6)	(10)
2017 incentive plans
Disclosure of terms and conditions of share-based payment arrangement [line items]
Cost of share based compensation	(8)	(12)	0
2018 incentive plans
Disclosure of terms and conditions of share-based payment arrangement [line items]
Cost of share based compensation	$ (11)	$ 0	$ 0